Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 117,777,763.35
Previously Paid Amount	0.00
Total Fee Amount	16,265.11
Total Offset Amount	0.00
Net Fee	$ 16,265.11